Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	UBIC, Inc.
Entity Central Index Key	0001550935
Document Type	20-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,193,136
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash and cash equivalents	¥ 1,195,142	¥ 2,410,304
Current portion of investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Prepaid expenses	104,284	85,691
Deferred tax assets	73,217	110,105
Other current assets	137,983	49,525
Total Current Assets	2,770,210	3,643,020
Property and equipment-net	789,324	376,763
Capitalized computer software costs-net	832,941	481,747
Other intangible assets-net	5,064	3,900
Investments in securities	266,865	273,615
Rental deposits	99,082	89,039
Deferred IPO costs	273,488	83,639
Deferred tax assets		485
Other assets, net of allowance for doubtful accounts of ¥4,983 thousand and nil as of March 31, 2012 and 2013, respectively	40,303	27,468
TOTAL ASSETS	5,077,277	4,979,676
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Current portion of long-term debt	188,241	138,520
Accrued income taxes	138,806	840,911
Accrued consumption taxes	13,474	76,571
Retirement and severance benefits-current	4,082	1,441
Accrued expenses	174,141	116,442
Other current liabilities	46,209	85,054
Total Current Liabilities	1,070,451	1,763,575
Noncurrent Liabilities:
Long-term debt	447,284	400,020
Retirement and severance benefits-noncurrent	6,264	10,415
Deferred tax liabilities	149,237	32,159
Other liabilities	27,069	33,953
Total Noncurrent Liabilities	629,854	476,547
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 7,200,000 shares; Issued and outstanding, 2,912,022 shares and 3,193,136 shares at March 31, 2012 and 2013, respectively	911,774	858,424
Additional paid-in capital	547,872	440,946
Retained earnings	1,779,102	1,328,679
Accumulated other comprehensive income	121,742	99,513
Treasury stock, at cost-56 shares at March 31, 2012 and 2013	(26)	(26)
Total UBIC, Inc. shareholders' equity	3,360,464	2,727,536
NONCONTROLLING INTERESTS	16,508	12,018
Total Equity	3,376,972	2,739,554
TOTAL LIABILITIES AND EQUITY	¥ 5,077,277	¥ 4,979,676

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Consolidated Balance Sheets
Other assets, allowance for doubtful accounts (in dollars)		¥ 4,983
Common stock, authorized shares	7,200,000	7,200,000
Common stock, issued shares	3,193,136	2,912,022
Common stock, outstanding shares	3,193,136	2,912,022
Treasury stock, shares	56	56

Consolidated Statements of Income (JPY ¥) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Income
Revenue	¥ 4,678,757	¥ 5,095,939	¥ 2,635,430
Revenue from a related party	20,936	27,862	40,764
Operating revenue from reimbursed direct costs	12,407	12,427	9,899
Total revenue	4,712,100	5,136,228	2,686,093
Cost of revenue	1,845,236	1,600,425	966,352
Reimbursed direct costs	12,407	12,427	9,899
Selling, general and administrative expenses	1,949,023	1,153,438	669,742
Total operating expense	3,806,666	2,766,290	1,645,993
Operating income	905,434	2,369,938	1,040,100
Interest income	1,326	2,052	3,410
Interest expense	(23,474)	(13,360)	(14,262)
Foreign currency exchange gains (losses)	165,664	10,294	(39,942)
Dividend income	4,500	4,500
Other-net	(3,055)	655	1,296
Income before income taxes	1,050,395	2,374,079	990,602
Income taxes	449,884	1,003,441	202,827
Net income	600,511	1,370,638	787,775
Less: Net income (loss) attributable to noncontrolling interests	4,490	2,951	(933)
Net income attributable to UBIC, Inc. shareholders	¥ 596,021	¥ 1,367,687	¥ 788,708
Net income attributable to UBIC, Inc. shareholders per share:
Basic (in dollars per share)	¥ 189	¥ 515	¥ 334
Diluted (in dollars per share)	¥ 183	¥ 422	¥ 249

Consolidated Statements of Comprehensive Income (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	¥ 600,511	¥ 1,370,638	¥ 787,775
Other comprehensive income, net of tax:
Foreign currency translation adjustments	25,502	6,166	(894)
Unrealized holding gains (losses) on securities:
Amount arising during the period	(4,344)	29,892	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,071	(287)	418
Total other comprehensive income	22,229	35,771	68,116
Total comprehensive income	622,739	1,406,409	855,891
Less: Comprehensive income (loss) attributable to noncontrolling interests	4,490	2,951	(933)
Total comprehensive income attributable to UBIC, Inc. shareholders	¥ 618,249	¥ 1,403,458	¥ 856,824

Consolidated Statements of Equity (JPY ¥) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interests
Balance at Mar. 31, 2010	¥ 249,653	¥ 605,987	¥ 456,043	¥ (807,986)	¥ (4,374)	¥ (17)
Balance (in shares) at Mar. 31, 2010		2,324,000
Comprehensive income:
Net income	787,775			788,708			(933)
Other comprehensive income, net of tax	68,116				68,116
Conversion of convertible notes	74,808	38,000	36,808
Conversion of convertible notes (in shares)		204,472
Common stock issued under share-based compensation plans	12,767	161,637	(148,870)
Common stock issued under share-based compensation plans (in shares)		102,400
Purchase of treasury stock	(9)					(9)
Share-based compensation	1,134		1,134
Stock issuance by newly established subsidiary	8,000						8,000
Balance at Mar. 31, 2011	1,202,244	805,624	345,115	(19,278)	63,742	(26)	7,067
Balance (in shares) at Mar. 31, 2011		2,630,872
Comprehensive income:
Net income	1,370,638			1,367,687			2,951
Other comprehensive income, net of tax	35,771				35,771
Conversion of convertible notes	104,363	52,800	51,563
Conversion of convertible notes (in shares)		281,150
Share-based compensation	44,268		44,268
Stock issuance by newly established subsidiary	2,000						2,000
Dividends paid	(19,730)			(19,730)
Balance at Mar. 31, 2012	2,739,554	858,424	440,946	1,328,679	99,513	(26)	12,018
Balance (in shares) at Mar. 31, 2012	2,912,022	2,912,022
Comprehensive income:
Net income	600,511			596,021			4,490
Other comprehensive income, net of tax	22,229				22,229
Conversion of convertible notes	105,357	53,350	52,007
Conversion of convertible notes (in shares)		281,114
Share-based compensation	54,919		54,919
Dividends paid	(145,598)			(145,598)
Balance at Mar. 31, 2013	¥ 3,376,972	¥ 911,774	¥ 547,872	¥ 1,779,102	¥ 121,742	¥ (26)	¥ 16,508
Balance (in shares) at Mar. 31, 2013	3,193,136	3,193,136

Consolidated Statements of Cash Flows (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ 600,511	¥ 1,370,638	¥ 787,775
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	305,991	129,364	58,213
Share-based compensation expense	54,919	44,268	1,134
Deferred income taxes	152,484	(7,899)	(136,688)
Foreign currency exchange losses (gains)	(168,102)	(6,811)	20,513
Changes in operating assets and liabilities:
Increase in trade accounts receivable	(87,892)	(65,198)	(828,196)
Decrease (increase) in receivables from related party	(1,158)	5,205	12,746
Decrease (increase) in prepaid expenses	29,480	(54,774)	(6,510)
Increase in other current assets	(82,354)	(41,130)
Increase in rental deposits	(6,482)	(36,440)	(8,778)
Increase in trade accounts payable	130,217	36,246	118,820
Increase (decrease) in payables to related party	(4,423)	5,284
Increase (decrease) in accrued consumption taxes	(63,390)	33,342	46,570
Increase (decrease) in accrued income taxes	(702,162)	493,766	345,723
Increase (decrease) in accrued expense and other current liabilities	(18,827)	136,344	30,593
Other-net	(20,405)	1,344	10,885
Net cash provided by operating activities	118,407	2,043,549	452,800
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment	(100,820)
Purchase of property and equipment	(514,277)	(242,607)	(19,623)
Capitalized computer software costs	(515,814)	(275,298)	(206,701)
Other-net	(1,792)	(2,319)	(1,388)
Net cash used in investing activities	(1,132,703)	(520,224)	(227,712)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	950,000	150,000
Repayment of short-term debt	(1,012,500)	(87,500)	(30,000)
Proceeds from long-term bank borrowings	350,000	316,667
Repayment of long-term bank borrowings	(187,499)	(141,700)	(159,260)
Proceeds from issuance of common stock			11,575
Proceeds from issuance of convertible notes			285,000
Proceeds from issuance of common stock to noncontrolling shareholders by newly established subsidiary		2,000	8,000
Dividends paid	(145,598)	(19,730)
Payment of IPO costs	(217,670)	(3,819)
Other-net	(19,712)	(2,708)	(1,419)
Net cash provided by (used in) financing activities	(282,979)	213,210	113,896
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	82,113	(1,443)	(8,922)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,215,162)	1,735,092	330,062
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,410,304	675,212	345,150
CASH AND CASH EQUIVALENTS, END OF YEAR	1,195,142	2,410,304	675,212
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	23,474	7,971	8,489
Income taxes paid/(refunds received)-net	1,002,513	544,560	(14,197)
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets under capital lease arrangements	14,553
Conversion of convertible notes to common stock	105,357	104,363	74,808
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	137,634	154,900	53,602
Asset retirement obligation		7,309
Outstanding payment for deferred IPO costs	¥ 51,999	¥ 79,820

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.              NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations — UBIC, Inc. (“UBIC”) is a Japanese corporation established on August 8, 2003, whose principal office is located in Japan. UBIC and its subsidiaries (collectively, the “Company”) provide solutions, employing advanced technologies, for corporate litigation strategy and crisis management. The Company mainly offers eDiscovery and forensic services, such as data collection, data processing, data review and document production. The Company’s customers include leading law firms, corporate legal departments, government agencies and other professional advisors who require innovative technology, responsive service and deep subject-matter expertise.

Basis of Financial Statements — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Because the Company maintains its records and prepares its financial statements in accordance with accounting principles prevailing in the respective country of incorporation, certain adjustments have been made to conform to U.S. GAAP. The major adjustments include those relating to depreciation of property and equipment, share-based compensation, valuation of deferred tax assets, appropriation of accumulated deficit and deferred U.S. Initial Public Offering (“IPO”) costs.

Reclassification — Certain reclassifications have been made to prior periods to conform to the current year presentations.

Principles of Consolidation — The consolidated financial statements include the accounts of UBIC and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation of deferred tax assets, determination of fair values of stock options, and estimated useful lives of fixed assets and intangible assets with finite useful lives. Actual results could differ from those estimates.

Foreign Currency Translation — The assets and liabilities of foreign subsidiaries with functional currencies other than Japanese yen are translated into Japanese yen at the rate of exchange at the balance sheet date. Income and expense accounts are translated at the average rates of exchange for the respective reporting period. The resulting translation adjustments are included in other comprehensive income.

Cash Equivalents — The Company defines cash equivalents as all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less at the time of purchase.

Investment — Investment consists of a time deposit with an original maturity of more than three months.

Allowance for Doubtful Accounts — Allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon an evaluation of potential losses in the outstanding receivables.

Deferred IPO Costs — Incremental costs directly associated with the Company’s IPO which occurred subsequent to March 31, 2013, such as consulting costs and legal fees, are capitalized and recorded as deferred IPO costs. These costs will be netted against the gross proceeds of the IPO and recorded in additional paid-in capital (see Note 21).

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment, including assets under capital lease, are computed using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Leasehold improvements	5 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 years

Capitalized Computer Software Costs — The Company capitalizes costs of computer software developed and purchased for internal use. Costs incurred in the creation of computer software products for internal use are capitalized when the preliminary project phase is completed and when management, with the relevant authority, authorizes and commits funding to the project and it is probable that the project will be completed and the software will be used to perform the function intended. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Capitalized costs are amortized, beginning in the period each module or component of the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, mainly five years.

Leases — Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the balance of the obligation. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Impairment of Long-lived Assets — The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions.

Investments in Securities — The Company classifies investments in equity securities that have readily determinable fair values as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss) in equity on a net-of-tax basis. The cost of securities sold is determined based on the average cost method.

The Company reviews the fair values of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other than temporary. Fair value is determined based on quoted market prices. If the decline in fair value is judged to be other than temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in fair value are determined taking into consideration the duration of the decline in fair value of the security and the severity of the decline, the financial condition and near term prospects of the investee and the intent and ability of the Company to hold the equity security until forecasted recovery. The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other than temporary.

Retirement and Severance Benefits — The Company has defined benefit severance indemnities plans. The benefit obligation at March 31, the measurement date, is recognized in the consolidated balance sheet. The benefit obligation is the projected benefit obligation, which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. Net periodic retirement cost is recorded in the consolidated statement of income and includes service cost and interest cost. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Actuarial gains and losses included in accumulated other comprehensive income (loss) are amortized using the straight-line method over the average remaining service period of active employees if it exceeds the corridor, which is defined as 10 percent of the projected benefit obligation.

Asset Retirement Obligations — The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the asset’s useful life.

Convertible Notes — The Company accounts for convertible notes according to their stated redemption value net of discount. The Company classifies the convertible notes as a liability or equity on the consolidated balance sheet according to the nature of the redemption feature. Discounts on convertible notes are amortized as interest expense over the redemption period.

Derivative Financial Instruments — The Company recognizes all derivative financial instruments, such as interest rate swap contracts, in the consolidated balance sheets as either assets or liabilities and they are measured at fair value regardless of the purpose or intent for using them.

The Company does not designate derivative financial instruments as hedging instruments nor apply hedge accounting. Accordingly, changes in fair value of the derivative financial instruments are recognized in earnings immediately.

Revenue Recognition — The Company has agreements with customers pursuant to which it performs various services. A majority of the Company’s revenue relates to fees earned for the month-to-month performance of eDiscovery and forensic services. Such services include data collection, data processing, data hosting, data review, and document production services. The fees that the Company earns and bills for these services vary primarily based on the hours of service provided, the volume of documents reviewed or produced, the amount of data processed or stored. While the unit prices for providing the services are agreed in advance, the scope and volume of services to be performed can change depending on customers’ requests, which are made on an optional and “as needed” basis, and customers may choose not to request performance of additional services or may obtain similar services from other service providers.

The Company recognizes revenue for eDiscovery and forensic services based on the agreed-upon prices and volume of services performed during the period. For these contractual arrangements, the Company has identified each deliverable service element. Based on management’s evaluation of each element, it was determined that each element delivered has standalone value to the customers because the Company or other vendors sell such services separately from any other services/deliverables. Accordingly, each of the service elements in the multiple element case qualifies as a separate unit of accounting. The Company uses the best estimate of sales price based on the price it charges when it sells an element on a standalone basis, which is generally consistent with the stated prices in the arrangements, and allocates revenue to the various units of accounting in the arrangements based on the stated prices. The Company recognizes revenue for each separate unit of accounting when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured based on evidence of an arrangement.

The Company has revenue related to the reimbursement of certain direct costs by customers, primarily transportation. Reimbursed transportation and other reimbursable direct costs are recorded gross in the consolidated statements of income as “Operating revenue from reimbursed direct costs” and as “Reimbursed direct costs.”

Consumption tax — Consumption tax collected and remitted to tax authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of income.

Advertising — Advertising costs are expensed as incurred and are recorded in “Selling, general and administration expenses.”

Share-Based Compensation — The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant-date and recognizes the cost over the period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested.

Income Taxes — Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when they are more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense in the consolidated statements of income. The Company had no unrecognized tax benefits during the years ended March 31, 2011, 2012 and 2013.

Net Income Attributable to UBIC, Inc. Shareholders Per Share — Basic net income attributable to UBIC, Inc. shareholders per share is computed using the weighted-average number of shares of common stock outstanding during each year. Diluted net income attributable to UBIC, Inc. shareholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Other Comprehensive Income — Other comprehensive income consists of translation adjustments resulting from the translation of financial statements of the foreign subsidiary, unrealized holding gains or losses on available-for-sale securities and adjustments related to retirement and severance benefits.

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements,” which adds disclosure requirements about transfers in and out of Levels 1 and 2 and separate disclosures about activity relating to Level 3 measurements and clarifies input and valuation techniques. This ASU was effective for the annual reporting period beginning after December 15, 2009 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2010. See Note 12 for additional information about fair value measurements.

In February 2010, the FASB issued ASU 2010-9 “Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements.” This ASU amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC’s requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The Company’s disclosure on subsequent events in Note 21 is made in accordance with this ASU.

In July 2010, the FASB issued ASU No. 2010-20, “Receivables: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires new disclosures and enhances existing disclosures about the credit quality of financing receivables and the allowance for credit losses. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods which ended on or after December 15, 2010 and the Company adopted this ASU in the third quarter of fiscal year beginning April 1, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted this ASU in the fourth quarter of fiscal year beginning April 1, 2010. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income: Presentation of Comprehensive Income,” which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This ASU requires an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The Company adopted this ASU in the fiscal year beginning April 1, 2010, other than the adoption of the presentation of reclassifications of items out of accumulated comprehensive income which has been deferred. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2011, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2010-29, “Business Combinations,” which clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures in business combination when comparative financial statements are presented and improves the usefulness of the pro forma revenue and earnings disclosure. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2012, the Company adopted ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). See Note 12 for additional information about fair value measurements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment,” which permits an entity the option to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired and thereby reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and improve consistency in impairment testing among long-lived asset categories. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted. The application of this ASU is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact of adopting this guidance.

INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

2.              INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2012 and 2013, is as follows:

	Thousands of Yen
March 31, 2012	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥166,050	¥—	¥273,600

March 31, 2013
Available-for-sale securities:
Equity securities	¥107,550	¥159,300	¥—	¥266,850

ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2013
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3.              ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013, is as follows:

	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥4,983	¥4,983	¥4,983
Reversal of provision for doubtful accounts	—	—	(4,983)
Balance at end of year	¥4,983	¥4,983	¥—

PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.              PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2012 and 2013, consists of the following:

	Thousands of Yen
	2012	2013
Leasehold improvements	¥109,141	¥112,296
Furniture and fixtures	95,476	99,520
Computers	336,338	873,716
Assets under capital lease, principally office equipment	5,153	19,706
Total	546,108	1,105,238
Accumulated depreciation	(169,345)	(315,914)
Property and equipment—net	¥376,763	¥789,324

LEASES	12 Months Ended
Mar. 31, 2013
LEASES
LEASES

5.              LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥5,153 thousand and ¥3,402 thousand, respectively, at March 31, 2012 and ¥19,706 thousand and ¥6,796 thousand, respectively, at March 31, 2013.

Operating Leases — UBIC leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2011, 2012 and 2013, were ¥127,709 thousand, ¥174,503 thousand and ¥183,117 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2013, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2014	¥49,529	¥3,470
2015	47,479	3,059
2016	30,204	3,059
2017	—	3,059
2018	—	934
Total minimum lease payments	¥127,212	13,581
Less amounts representing interest		556
Present value of minimum lease payments		13,025
Less current portion		3,241
Noncurrent portion		¥9,784

CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2013
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

6.              CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use.

The following is a summary of capitalized computer software costs as of March 31, 2012 and 2013:

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥505,160	¥807,370
Costs capitalized during year	302,106	513,301
Disposal	—	(2,158)
Foreign currency translation	104	1,278
Balance at end of year	807,370	1,319,791
Accumulated amortization, end of year	(325,623)	(486,850)
Capitalized computer software costs—net	¥481,747	¥832,941

Included in the above are capitalized software costs for projects in progress of ¥7,997 thousand and ¥91,107 thousand at March 31, 2012 and 2013, respectively. For the years ended March 31, 2011, 2012 and 2013, the Company recognized amortization expenses related to capitalized software development costs of ¥30,364 thousand, ¥72,751 thousand and ¥162,737 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Years ending March 31	Thousands of Yen
2014	¥198,893
2015	196,139
2016	173,329
2017	129,992
2018	43,481

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs were not incurred during the year ended March 31, 2011. Research and development costs incurred during the years ended March 31, 2012 and 2013 amounted to ¥12,288 thousand and ¥24,086 thousand, respectively.

SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2013
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

7.              SHORT-TERM AND LONG-TERM DEBT

Short-term debt of ¥62,500 thousand as of March 31, 2012, consists of bank borrowings with a weighted average interest rate of 0.7 percent.

The components of long-term debt as of March 31, 2012 and 2013, are summarized as follows:

	Thousands of Yen
	2012 Weighted average interest rate	2012 Balance	2013 Weighted average interest rate	2013 Balance
Unsecured convertible notes due 2015, zero coupon, net of unamortized discount of ¥3,300 thousand at March 31, 2012	1.0%	¥106,700		¥—
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.0%	247,143	2.1%	272,500
Unsecured, various rates and various maturities through 2016	1.6%	182,857	2.1%	350,000
Capital lease obligations	4.1%	1,840	2.0%	13,025
		538,540		635,525
Less: current portion		138,520		188,241
		¥400,020		¥447,284

The aggregate annual maturities of long-term debt after March 31, 2013, are as follows:

Years ending March 31	Thousands of Yen
2014	¥188,241
2015	177,894
2016	177,951
2017	90,510
2018	929
¥635,525

The Company pledged available-for-sale securities with a carrying value of ¥273,600 thousand and ¥266,850 thousand as security for bank borrowings of ¥247,143 thousand and ¥272,500 thousand as of March 31, 2012 and 2013, respectively. As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

Credit Line

The Company entered into an overdraft arrangement with a Japanese bank for which the unutilized balance as of March 31, 2012 and 2013 was ¥50,000 thousand. Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. There was no unused balance under this arrangement as of March 31, 2013.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that matures on December 27, 2013. The extension of maturity date of the credit facility is subject to the consortium’s approval. There were no borrowings under this credit facility as of March 31, 2013.

Convertible Notes

In April 2010, the Company issued zero coupon convertible notes due in April 2015 in the aggregate face amount of ¥300,000 thousand for ¥285,000 thousand. The notes were convertible to equity shares at the option of the holders at a price of ¥391 per share at any time on or after April 13, 2010. The Company was not required to bifurcate any of the embedded features contained in the notes for accounting purposes. On March 14, 2011, and February 28 and May 15, 2012, convertible notes were converted into 204,472, 281,150 and 281,114 equity shares of the Company, respectively. The carrying amount of convertible notes, including any unamortized discount, was credited to the capital account (net of issuance costs) upon conversion, and no gain or loss was recognized. None of the convertible notes remained outstanding as of March 31, 2013.

Financial Covenants

There are restrictive covenants related to the borrowings under the credit line including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of UBIC, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2011; ¥1,168,013 thousand on a stand-alone basis and ¥1,173,145 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2013.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2013, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of UBIC, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2013.

RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2013
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

8.              RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥8,027	¥11,856
Service cost	3,604	7,129
Interest cost	57	66
Actuarial (gain) loss	484	(1,665)
Benefits paid	(273)	(1,766)
Foreign currency exchange rate changes	(43)	283
Benefit obligation at end of year	¥11,856	¥15,903

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥—
Employer contribution	—	5,557
Fair value of plan assets at end of year	—	5,557

Funded status at end of year	¥(11,856)	¥(10,346)

The accumulated benefit obligations as of March 31, 2012 and 2013 are ¥10,653 thousand and ¥15,207 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Accrued retirement cost—current	¥1,441	¥4,082
Accrued retirement cost—noncurrent	10,415	6,264
Amount recognized	¥11,856	¥10,346

Net periodic retirement cost for the years ended March 31, 2011, 2012 and 2013, consists of the following components:

	Thousands of Yen
	2011	2012	2013
Service cost	¥2,626	¥3,604	¥7,129
Interest cost	46	57	66
Net periodic retirement cost	¥2,672	¥3,661	¥7,195

Amounts recognized in other comprehensive income (loss), net of tax, for the years ended March 31, 2011, 2012 and 2013, are as follows:

	Thousands of Yen
	2011	2012	2013
Actuarial gain (loss)	¥418	¥(287)	¥1,071

Amounts recognized in accumulated other comprehensive income (loss), net of tax,  as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Accumulated actuarial gain (loss)	¥(263)	¥808

The Company uses its year-end as the measurement date for the benefit obligation. Weighted-average assumptions used to determine the year-end benefit obligations are as follows:

	2012	2013
Discount rate	0.70%	0.26%
Rate of compensation increase	2.77%	4.86%

Weighted-average assumptions used to determine the net periodic retirement cost for the years ended March 31, 2011, 2012 and 2013, are as follows:

	2011	2012	2013
Discount rate	0.75%	0.75%	0.70%
Rate of compensation increase	1.50%	1.50%	2.77%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31	Thousands of Yen
2014	¥4,082
2015	2,538
2016	2,282
2017	2,515
2018	1,873
2019 through 2013	3,186

The Company expects to contribute ¥7,200 thousand to its defined benefit pension plan in the year ending March 31, 2014.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2013
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

9.              ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original conditions. The movements in asset retirement obligations for the years ended March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥10,101	¥17,603
Liabilities incurred during the year	7,309	—
Accretion expense	193	271
Balance at end of year	¥17,603	¥17,874

FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.       FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Short-term investment, Trade receivables, Trade payables and Short-term debt

The carrying amount approximates the fair value because of the short maturity of these instruments.

Long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

The fair value of the convertible notes is estimated based on the quoted market price of the Company’s equity shares multiplied by the number of equity shares issued if converted on the balance sheet date as the Company’s share price was higher than the conversion price.

	Thousands of Yen
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥2,410,304	¥2,410,304	¥1,195,142	¥1,195,142
Short-term investment	—	—	100,820	100,820
Trade receivables:
Trade accounts receivable	984,562	984,562	1,154,773	1,154,773
Receivables from related party	2,833	2,833	3,991	3,991

Liabilities:
Trade payables:
Trade accounts payable	436,852	436,852	504,637	504,637
Payables to related party	5,284	5,284	861	861
Short-term debt	62,500	62,500	—	—
Long-term debt:
Bank borrowings	430,000	432,214	622,500	624,493
Convertible notes	106,700	2,558,465	—	—

Refer to Note 8 for fair value of the life insurance pooled investment portfolios and Note 12 for fair values of equity securities and derivative financial instruments.

The level of the fair value hierarchy within the fair value measurement of cash equivalents is Level 1 and that of short-term investments, short-term debt and long-term debt is Level 2.

Significant Customersand Concentration of Credit Risk — Trade accounts receivable from the Company’s three largest customers accounted for approximately 78.6% and 70.8% of the Company’s trade accounts receivable as of March 31, 2012 and 2013, respectively.

The Company conducts business based on periodic evaluations of the customers’ financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

11.       DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Swaps

The Company’s exposure to interest rate risk is related to underlying long-term bank borrowings. In order to minimize the variability caused by interest rate risk, the Company enters into interest rate swaps to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps. Under the interest rate swaps, the Company receives variable interest rate payments on long-term bank borrowings in the amount of ¥110,000 thousand and ¥10,000 thousand as of March 31, 2012 and 2013, respectively, and makes fixed interest rate payments, thereby effectively creating fixed interest rate long-term bank borrowings.

The Company does not designate the interest rate swap contracts as hedging instruments for the purpose of applying hedge accounting. Accordingly, all interest rate swap contracts are measured at fair value as either assets or liabilities and changes in their fair value are immediately recognized in earnings.

As of March 31, 2012 and 2013, the fair values of interest rate swaps were ¥815 thousand and ¥23 thousand, respectively, and are included in “Other liabilities” in the consolidated balance sheets. Changes in the fair value of interest rate swaps resulted in the recognition of  gains of ¥3,100 thousand, ¥2,139 thousand and ¥792 thousand  for the years ended March 31, 2011, 2012 and 2013, respectively and are included in “Other—net” in the consolidated statements of income. During the years ended March 31, 2011, 2012 and 2013, interest paid on the interest rate swap contracts was  ¥4,322 thousand, ¥2,652 thousand and ¥927 thousand, respectively, and is included in “Interest expense” in the consolidated statements of income.

FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

12.       FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity securities

The Company has investments in certain equity securities for which quoted market prices are available to determine their fair value and are included in Level 1.

Derivative financial instruments

Derivative financial instruments consist of interest rate swaps. The fair value of interest rate swaps is based on the present value of expected future cash flows using zero coupon rates, which is derived principally from observable market data. These interest rate swaps are included in Level 2.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2012:
Assets:
Available-for-sale securities:
Equity securities	¥273,600	¥273,600	¥273,600	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	815	815	—	815	—

March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	266,850	266,850	266,850	—	—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—

INCOME TAXES	12 Months Ended
Mar. 31, 2013
INCOME TAXES
INCOME TAXES

13.       INCOME TAXES

Income from operations before income taxes and income taxes for the years ended March 31, 2011, 2012 and 2013, consist of the following components:

	Thousands of Yen
	2011	2012	2013
Income from operations before income taxes:
Domestic	¥996,687	¥2,312,763	¥993,179
Foreign	(6,085)	61,316	57,216
Total	¥990,602	¥2,374,079	¥1,050,395
Income taxes-current
Domestic	¥339,470	¥996,521	¥267,982
Foreign	45	14,819	29,417
Total	¥339,515	¥1,011,340	¥297,399
Income taxes-deferred
Domestic	¥(137,411)	¥(6,609)	¥142,028
Foreign	723	(1,290)	10,457
Total	¥(136,688)	¥(7,899)	¥152,485

For the years ended March 31, 2011, 2012 and 2013, ¥202,827 thousand, ¥1,003,441 thousand and ¥ 449,884 thousand were recorded as income tax expenses attributable to operations and ¥47,074 thousand, ¥20,656 thousand and ¥890 thousand were recognized as income tax expenses attributable to other comprehensive income, respectively.

The tax effects of temporary differences and operating loss carryforwards giving rise to deferred tax balances at March 31, 2012 and 2013 are as follows:

	Thousands of Yen
	2012		2013
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	10,856	8,893	11,441	52,209
Accrued municipal governments tax	59,057	—	12,088	—
Research and development cost for internal use software	3,053	—	1,224	—
Deferred revenue	13,537	—	5,911	—
Accrued bonus	25,657	—	29,473	—
Accrued vacation	5,196	—	14,215	—
Asset retirement obligations	6,274	—	7,344	—
Operating loss carryforwards	2,701	—	20,933	—
Accounts payable	—	—	27,472	—
Unrealized gain on available-for-sale securities	—	59,180	—	56,775
IPO costs	—	30,340	—	103,953
Unrealized foreign exchange gains	—	—	—	23,983
Others	13,509	6,576	20,699	11,425
Total	184,221	104,989	195,181	248,345
Valuation allowance	(801)	—	(22,856)	—
Total	¥183,420	¥104,989	¥172,325	¥248,345

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2012 and 2013.

For the year ended March 31, 2011, UBIC utilized operating loss carryforwards of ¥216,152 thousand to offset current taxable income. In addition, during the year ended March 31, 2011, the U.S. subsidiary filed a carryback claim and received a tax refund of ¥26,066 thousand related to operating losses.  For the years ended March 31, 2012 and 2013, the U.S. subsidiary utilized operating loss carryforwards of ¥18,705 thousand and ¥34,603 thousand, respectively, to offset current taxable income.

As of March 31, 2012 and 2013, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the subsidiaries in Japan and Asia, and was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥229,176	¥22,931	¥801
Additions	14,608	25	22,831
Deductions	(220,853)	(22,155)	(776)
Balance at end of year	¥22,931	¥801	¥22,856

As of March 31, 2013, the U.S. subsidiary, the South Korean and Taiwan subsidiaries, and a domestic subsidiary had operating loss carryforwards of ¥1,322 thousand, ¥85,936 thousand and ¥13,352 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 31, 2020 for U.S. state taxes, March 31, 2023 for South Korean and Taiwan taxes and March 31, 2020 for Japanese income tax, respectively.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 40.69 percent, 40.69 percent and 38.01 percent for the years ended March 31, 2011, 2012 and 2013, respectively.

Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen
	2011	2012	2013
Amount computed using normal Japanese statutory tax rate	¥403,076	¥966,013	¥399,255
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(206,069)	(22,130)	22,055
Share-based compensation expense	—	17,459	15,498
Officers’ remuneration not deductible for tax purpose	2,736	25,460	300
Others-net	3,084	16,639	12,776
Income tax expense as reported	¥202,827	¥1,003,441	¥449,884

*Change in valuation allowance for the year ended March 31, 2011 includes a decrease of ¥87,952 thousand in the valuation allowance of UBIC as of March 31, 2010 for the deferred tax assets arising from UBIC’s operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in South Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.

Amendments to the Japanese tax regulations were enacted on December 2, 2011. As a result of these amendments, the corporate income tax rate decreased by 4.5 percent from 30 percent to 25.5 percent starting from the fiscal year beginning April 1, 2012. In addition, the combined statutory tax rate increased by a 10 percent surtax effective for the three years from April 1, 2012 to March 31, 2015.

Consequently, the combined statutory tax rate was 38.01 percent for the three years from April 1, 2012 to March 31, 2015 and 35.64 percent for the years beginning on or after April 1, 2015.

SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

14.            SHARE-BASED COMPENSATION

In January 2006, the Company granted options to purchase a total of 112,000 equity shares to three employee/directors and two employees (“2nd series Stock Option Grant”). Options to purchase 112,000 shares were vested on January 27, 2008 and 108,000 shares were exercised for three years from that date. The remaining options were waived.

In March 2006, the Company granted options to purchase a total of 16,000 equity shares to one employee/director and five employees (“3rd series Stock Option Grant”). Options to purchase 14,400 shares were vested on March 16, 2008 and were exercised for three years from that date. The remaining options were forfeited.

In June 2010, the Company granted options to purchase a total of 68,000 equity shares to one employee/director and one employee (“4th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

In April 2011, the Company granted options to purchase a total of 80,000 equity shares to one employee/director and five employees (“5th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 21, 2012, the Company granted options to purchase a total of 16,000 equity shares with an exercise price per share of ¥8,096 to two employee/directors, two statutory auditors, twelve employees and six external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. Share-based compensation for non-employees is measured as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete, based on the fair value of the award. For options granted to non-employees, the share-based payments are measured at their current fair values at each interim and year-end financial reporting date, and the change in fair value is recorded with an offsetting entry to additional paid-in capital, because (1) the quantity and terms of the equity instruments are known up front and prior to the measurement date, (2) the date at which the counterparty’s performance is complete is earlier than the date at which a commitment for performance by the counterparty to earn the equity instruments is reached because of no sufficiently large disincentives for nonperformance, and (3) the counterparty’s performance is required over a period of time. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the condensed consolidated statements of income for the years ended March 31, 2011, 2012 and 2013:

	Thousands of Yen
	2011	2012	2013
Cost of revenue	¥—	¥9,654	¥11,233
Selling, general and administrative expenses	1,134	34,614	43,686
Pre-tax share-based compensation expense	1,134	44,268	54,919
Income tax benefit	(461)	(485)	(3,138)
Total share-based compensation expense, net of tax	¥673	¥43,783	¥51,781

The pre-tax share-based compensation expense includes those granted for non-employees amounting to ¥4,922 thousand for the year ended March 31, 2013.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date to be zero. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment in the period in which the forfeitures occur. As of March 31, 2013, the total unrecognized compensation expense related to the unvested portion of the 4th, 5th and 6th series Stock Option Grants was ¥91,411 thousand. As of March 31, 2013, the expense will be recognized over weighted-average periods of 1.6 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted during the year ended March 31, 2011, 2012 and 2013.

	2011	2012	2013
Expected life of stock option (years)	4.5	4.5	4.3
Expected volatility	83.5%	120.8%	112.0%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend yield	0%	1.9%	4.7%

	Thousands of Yen
	2011	2012	2013
Weighted-average grant-date fair value per option to purchase one share	¥204	¥1,609	¥3,788

The expected volatility is estimated based upon on the historical volatility of the Company’s share price for the last three years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected payment in the future.

The weighted-average assumptions used in estimating the fair value of options granted to non-employees during the year ended March 31, 2013 are 6 years for contractual term, 107.3% for expected volatility, 0.2% for risk-free interest rate and 4.7% for expected dividend yield. The weighted-average fair value per option to purchase one share as of March 31, 2013 is ¥2,768. No stock options were granted to non-employees during the year ended March 31, 2011 and 2012.

A summary of stock option activity during the year ended March 31, 2013, is presented below:

	Shares	Weighted- average exercise price
Outstanding—March 31, 2012	100,000	¥1,840
Granted	16,000	8,096
Exercised	—	—
Forfeited	8,500	2,549
Expired	—	—

Outstanding—March 31, 2013	107,500	¥2,715
Options vested — March 31, 2013	—	—
Options exercisable—March 31, 2013	—	—

Exercises of Stock Options

The total intrinsic value of stock options exercised during the year ended March 31, 2011 was ¥25,668 thousand. During the year ended March 31, 2011, the Company received cash of ¥12,800 thousand, being the exercise price for the exercised stock options. The cash received for payment of the exercise price is included as a component of cash flows from financing activities.  No stock options were exercised during the years ended March 31, 2012 and 2013.

Nonvested Stock Options

A summary of the status of the Company’s nonvested stock options and their weighted-average grant date fair value at March 31, 2013, is as follows:

	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2012	100,000	¥1,328
Granted	16,000	3,778
Vested	—	—
Forfeited	8,500	1,737
Expired	—	—
Outstanding—March 31, 2013	107,500	¥1,660

EQUITY	12 Months Ended
Mar. 31, 2013
EQUITY
EQUITY

15.            EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria such as; (1) having a Board of Directors, (2) having independent auditors, (3) having a Board of Statutory Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in the Company’s general books of account prepared using generally accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in UBIC’s general books of account, as determined under accounting principles generally accepted in Japan (“J GAAP”), amounted to ¥1,863,844 thousand  at March 31, 2013.

Stock Splits

On September 12, 2011, the Company’s Board of Directors declared a two-for-one split of its shares of common stock. The stock split was effective from October 1, 2011, for all shareholders of record on September 30, 2011.

On March 15, 2012, the Company’s Board of Directors declared a two-for-one split of its shares of common stock. The stock split is effective from April 1, 2012, for all shareholders of record on March 31, 2012.

As a result of the stock splits, all amounts related to shares, share prices and earnings per share have been retroactively restated throughout these consolidated financial statements.

OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2013
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

16.    OTHER COMPREHENSIVE INCOME

The changes in each component of other comprehensive income for the years ended March 31, 2011, 2012 and 2013, were as follows:

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Accumulated other comprehensive income
Balance at April 1, 2010	¥(3,980)	¥—	¥(394)	¥(4,374)
Period change	(894)	68,592	418	68,116
Balance at April 1, 2011	(4,874)	68,592	24	63,742
Period change	6,166	29,892	(287)	35,771
Balance at March 31, 2012	1,292	98,484	(263)	99,513
Period change	25,502	(4,344)	1,071	22,229
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742

The tax effects allocated to each component of other comprehensive income for the years ended March 31, 2011, 2012 and 2013, were as follows:

	Thousands of Yen
	2011
	Before Tax Amount	Tax Expense	Net of Tax Amount
Foreign currency translation adjustments	¥(894)	¥—	¥(894)
Unrealized holding gain on securities:
Amount arising during the period	115,650	(47,058)	68,592
Net unrealized holding gain during the period	115,650	(47,058)	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	434	(16)	418
Net adjustments related to retirement and severance benefits	434	(16)	418

Other comprehensive income	¥115,190	¥(47,074)	¥68,116

	2012
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥6,511	¥(345)	¥6,166
Unrealized holding gain on securities:
Amount arising during the period	50,400	(20,508)	29,892
Net unrealized holding gain during the period	50,400	(20,508)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(484)	197	(287)
Net adjustments related to retirement and severance benefits	(484)	197	(287)

Other comprehensive income	¥56,427	¥(20,656)	¥35,771

	2013
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥28,204	¥(2,702)	¥25,502
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	2,406	(4,344)
Net unrealized holding gain during the period	(6,750)	2,406	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(594)	1,071
Net adjustments related to retirement and severance benefits	1,665	(594)	1,071

Other comprehensive income	¥23,119	¥(890)	¥22,229

NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

17.    NET INCOME PER SHARE

Basic net income per share is computed on the basis of weighted-average outstanding common shares. Diluted net income per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options and convertible notes, if dilutive. Potentially dilutive common shares from series of stock option plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options. Potentially dilutive common shares are determined by applying the if-converted method for the convertible notes. The numerator of the diluted net income per share calculation is increased by the amount of interest expense, net of tax, related to outstanding convertible notes if the net impact is dilutive.

The computation of basic and diluted net income per share for the years ended March 31, 2011, 2012 and 2013 is as follows:

	2011
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥788,708	2,359,465	¥334
Effect of dilutive securities:
Stock options		57,965
Convertible notes		753,328
Plus: interest on convertible notes	1,305
Diluted net income attributable to UBIC, Inc. shareholders	¥790,013	3,170,758	¥249

	2012
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥1,367,687	2,656,165	¥515
Effect of dilutive securities:
Stock options		48,543
Convertible notes		536,881
Plus: interest on convertible notes	652
Diluted net income attributable to UBIC, Inc. shareholders	¥1,368,339	3,241,589	¥422

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	3,158,422	¥189
Effect of dilutive securities:
Stock options		59,699
Convertible notes		34,657
Plus: interest on convertible notes	—
Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	3,252,778	¥183

SEGMENT REPORTING	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

18.    SEGMENT REPORTING

Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expenses and for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company provides a variety of eDiscovery and forensic services which are provided by UBIC and its domestic subsidiaries for domestic (Japanese) customers and by UBIC North America, Inc., a United States (“U.S.”) based wholly-owned subsidiary of UBIC for customers represented by U.S.-based attorneys who contracted UBIC North America, Inc., and by other foreign subsidiaries for foreign customers other than those who contracted UBIC North America, Inc. The Company’s operations in Japan, the U.S. and Others have been identified as the three operating segments of the Company. Others include South Korea and Taiwan. The Company’s chief executive officer, who is also the Company’s chief operating decision maker, regularly reviews the performance of the three operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision maker utilizes various measurements prepared based on Japanese GAAP which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

During the year ended March 31, 2012, the Company established subsidiaries in countries other than Japan and the U.S. Management reevaluated the structure of its business and devised a new reportable segment structure. All periods presented have been revised to report segment results under the new reportable segment structure.

The Company’s reportable segments are the same as its operating segments.

Segment information for the years ended March 31, 2011, 2012 and 2013 is presented below:

Revenues:

	Thousands of Yen
	2011	2012	2013
Japan
Outside customers	¥1,937,434	¥4,245,265	¥3,214,826
Intersegment	450,210	543,999	655,876
Total	2,387,644	4,789,264	3,870,702

U.S.
Outside customers	804,494	882,389	1,271,635
Intersegment	49,668	30,005	76,293
Total	854,162	912,394	1,347,928

Other
Outside customers	—	381	193,169
Intersegment	—	40,631	8,881
Total	––	41,012	202,050

Eliminations	(499,878)	(614,635)	(741,050)

Total revenue after eliminations	2,741,928	5,128,035	4,679,630

Adjustments*(1)	(55,835)	8,193	32,470

Total consolidated revenue	¥2,686,093	¥5,136,228	¥4,712,100

*(1) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2011	2012	2013
Segment profit (loss)
Japan	¥1,019,194	¥2,312,670	¥888,760
U.S.	77,946	70,218	98,747
Other	—	(16,304)	(83,774)

Total segment profit after eliminations	1,097,140	2,366,584	903,733

Adjustments*(2)	(57,040)	3,354	1,701

Total consolidated operating income	1,040,100	2,369,938	905,434

Unallocated amounts:
Interest income	3,410	2,052	1,326
Interest expense	(14,262)	(13,360)	(23,474)
Foreign currency exchange gains (losses)	(39,942)	10,294	165,664
Dividend income	—	4,500	4,500
Other-net	1,296	655	(3,055)

Total consolidated income before income taxes	¥990,602	¥2,374,079	¥1,050,395

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2012	2013
Segment assets
Japan	¥4,830,227	¥4,575,917
U.S.	895,284	1,360,136
Others	134,294	335,270

Eliminations	(976,279)	(1,515,354)

Total segment assets after eliminations	4,883,526	4,755,969

Adjustments*(3)	96,150	321,308

Total consolidated assets	¥4,979,676	¥5,077,277

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2011	2012	2013
Capital expenditures
Japan	¥249,406	¥589,247	¥701,997
U.S.	917	34,900	166,461
Others	—	22,605	145,508

Adjustments	(1,986)	(25,230)	651

Total consolidated capital expenditures	¥248,337	¥621,522	¥1,014,617

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2011	2012	2013
Depreciation and amortization
Japan	¥51,986	¥130,139	¥238,160
U.S.	955	3,332	29,272
Others	—	2,336	23,640

Total depreciation and amortization	52,941	135,807	291,072

Adjustments	5,272	(6,443)	14,919

Total consolidated depreciation and amortization	¥58,213	¥129,364	¥305,991

Entity-Wide Information:

For the year ended March 31, 2011, revenue from Panasonic Corporation, Aisin Seiki Co., Ltd., Yazaki Corporation, and TMI Associates amounted to ¥594,130 thousand, ¥379,832 thousand, ¥372,064 thousand, and ¥311,325 thousand, respectively, representing approximately 22.1 percent, 14.1 percent, 13.9 percent, and 11.6 percent, respectively, of the total revenue. For the year ended March 31, 2012, revenue from Yazaki Corporation, Panasonic Corporation, Sanyo Electric Co., Ltd and Samsung Electronics Co., Ltd. amounted to ¥950,893 thousand, ¥628,112 thousand, ¥595,998 thousand and ¥588,792 thousand, respectively, representing approximately 18.5 percent, 12.2 percent, 11.6 percent, and 11.5 percent, respectively, of the total revenue. For the year ended March 31, 2013, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,192,577 thousand and ¥614,160 thousand, respectively, representing approximately 25.3 percent and 13.0 percent, respectively, of the total revenue. These customers are attributable to Japan except ¥379,832 thousand for Aisin Seiki Co., Ltd. for the year ended March 31, 2011 and ¥588,792 thousand and ¥1,192,577 thousand for Samsung Electronics Co., Ltd. for the year ended March 31, 2012 and 2013, respectively, which are reported in the U.S. and Other.

The information concerning revenue by service categories for the years ended March 31, 2011, 2012 and 2013, is presented below:

		Thousands of Yen
	2011	2012	2013
eDiscovery
Review	¥1,421,716	¥2,278,229	¥971,701
Other	1,108,062	2,632,355	3,427,735
Total	2,529,778	4,910,584	4,399,436
Investigation	44,061	144,072	188,685
Sales of forensic tools	49,208	38,082	26,584
Forensic training	38,252	30,882	40,700
Other	24,794	12,608	56,695
Total revenue	¥2,686,093	¥5,136,228	¥4,712,100

Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2012 were ¥330,964 thousand, ¥27,692 thousand and ¥17,837 thousand, respectively. Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2013 were ¥447,506 thousand, ¥181,999 thousand and ¥159,819 thousand, respectively. Long-lived assets include property and equipment.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.            RELATED PARTY TRANSACTIONS

As of March 31, 2012 and 2013, Focus Systems Corporation (“Focus Systems”) owned approximately 11.5% and 9.3% of UBIC’s outstanding common shares and UBIC’s voting shares, respectively. The Company has a continuing agency agreement with Focus Systems effective from January 1, 2006 related to the sale of UBIC’s eDiscovery services and forensic tools and services. Focus Systems has also entered into an agreement with UBIC on February 1, 2010 to design and develop a software system used by UBIC.

The balances as of March 31, 2012 and 2013, and transactions of the Company with Focus Systems for years ended March 31, 2011, 2012 and 2013, are summarized as follows:

	As of March 31 (thousands of yen)
	2012	2013
Account Balances:
Trade receivables	¥2,833	¥3,991
Advance received	15,720	15,437
Trade payables	5,284	861
Accrued expense	323	80

	For the fiscal years ended March 31 (thousands of yen)
	2011	2012	2013
Transactions:
Revenue	¥40,764	¥27,862	¥20,936
Cost of revenue (maintenance costs)	—	323	—
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)	19,537	—	—
Dividends received		4,500	4,500
Capitalized computer software	—	5,544	—

Price and condition of transactions with Focus Systems are determined in the same manner as in the ordinary course of business.

Under a separate arrangement, the Chairman of Focus Systems rendered certain advisory services to UBIC and UBIC paid ¥6,000 thousand during the years ended March 31, 2011, 2012 and 2013.

A UBIC board member owns 10.3% of UBIC’s outstanding common shares and UBIC’s voting shares as of March 31, 2011. In January 2011, he exercised stock options granted in January 2006 and March 2006 and paid ¥11,500 thousand to UBIC as exercise price.

ADVERTISING COSTS	12 Months Ended
Mar. 31, 2013
ADVERTISING COSTS
ADVERTISING COSTS

20.            ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2011, 2012 and 2013, relate primarily to advertisements in magazines and journals and amounted to ¥16,230 thousand, ¥30,670 thousand and ¥83,153 thousand, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.            SUBSEQUENT EVENTS

American Depositary Shares (ADSs) Offering

On May 16, 2013, UBIC listed on the Nasdaq Global Market in the U.S. (“NASDAQ”).

On May 21, 2013, UBIC made a U.S. initial public offering of 1,100,000 American Depositary Shares (“ADSs”), representing 220,000 shares of common stock at an initial offering price of $8.38 per ADR. On June 7, 2013, UBIC sold an additional 140,000 ADSs representing 28,000 shares of common stock, pursuant to the partial exercise of the over-allotment option granted to the underwriters in connection with the U.S. initial public offering. The remaining over-allotment option expired on July 9, 2013.

Total gross proceeds and proceeds net of costs from the initial public offering and the exercise of the over-allotment option amounted to ¥984,730 thousand and ¥618,700 thousand, respectively, which net amount was credited to equity. Tax effects associated with costs from the initial public offering of ¥148,109 thousand was also credited to equity.

Warrants and stock options

On May 16, 2013, the Company issued a warrant to purchase a number of ADSs equal to an aggregate of 44,000 ADSs with an exercise price per ADS of $10.056 to two underwriters of the U.S. initial public offering. The warrant will be exercisable from May 16, 2014 to May 17, 2018.

On May 31, 2013, the Company granted stock options to purchase a total of 30,000 equity shares with an exercise price per share of ¥4,684 to 5 employee/directors and 42 employees (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years following the vesting date.

Dividends

On June 25, 2013, UBIC’s shareholders approved the payment of a year-end cash dividend of ¥50 per share of common stock in the aggregate amount of ¥159,654 thousand to shareholders of record at March 31, 2013.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Financial Statements

Basis of Financial Statements — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Because the Company maintains its records and prepares its financial statements in accordance with accounting principles prevailing in the respective country of incorporation, certain adjustments have been made to conform to U.S. GAAP. The major adjustments include those relating to depreciation of property and equipment, share-based compensation, valuation of deferred tax assets, appropriation of accumulated deficit and deferred U.S. Initial Public Offering (“IPO”) costs.

Reclassification	Reclassification — Certain reclassifications have been made to prior periods to conform to the current year presentations.
Principles of Consolidation	Principles of Consolidation — The consolidated financial statements include the accounts of UBIC and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation of deferred tax assets, determination of fair values of stock options, and estimated useful lives of fixed assets and intangible assets with finite useful lives. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation — The assets and liabilities of foreign subsidiaries with functional currencies other than Japanese yen are translated into Japanese yen at the rate of exchange at the balance sheet date. Income and expense accounts are translated at the average rates of exchange for the respective reporting period. The resulting translation adjustments are included in other comprehensive income.

Cash Equivalents

Cash Equivalents — The Company defines cash equivalents as all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less at the time of purchase.

Investment	Investment — Investment consists of a time deposit with an original maturity of more than three months.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts — Allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon an evaluation of potential losses in the outstanding receivables.

Deferred IPO Costs

Deferred IPO Costs — Incremental costs directly associated with the Company’s IPO which occurred subsequent to March 31, 2013, such as consulting costs and legal fees, are capitalized and recorded as deferred IPO costs. These costs will be netted against the gross proceeds of the IPO and recorded in additional paid-in capital (see Note 21).

Property and Equipment

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment, including assets under capital lease, are computed using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Leasehold improvements	5 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 years

Capitalized Computer Software Costs

Capitalized Computer Software Costs — The Company capitalizes costs of computer software developed and purchased for internal use. Costs incurred in the creation of computer software products for internal use are capitalized when the preliminary project phase is completed and when management, with the relevant authority, authorizes and commits funding to the project and it is probable that the project will be completed and the software will be used to perform the function intended. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Capitalized costs are amortized, beginning in the period each module or component of the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, mainly five years.

Leases

Leases — Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the balance of the obligation. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Impairment of Long-lived Assets

Impairment of Long-lived Assets — The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions.

Investments in Securities

Investments in Securities — The Company classifies investments in equity securities that have readily determinable fair values as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss) in equity on a net-of-tax basis. The cost of securities sold is determined based on the average cost method.

The Company reviews the fair values of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other than temporary. Fair value is determined based on quoted market prices. If the decline in fair value is judged to be other than temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in fair value are determined taking into consideration the duration of the decline in fair value of the security and the severity of the decline, the financial condition and near term prospects of the investee and the intent and ability of the Company to hold the equity security until forecasted recovery. The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other than temporary.

Retirement and Severance Benefits

Retirement and Severance Benefits — The Company has defined benefit severance indemnities plans. The benefit obligation at March 31, the measurement date, is recognized in the consolidated balance sheet. The benefit obligation is the projected benefit obligation, which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. Net periodic retirement cost is recorded in the consolidated statement of income and includes service cost and interest cost. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Actuarial gains and losses included in accumulated other comprehensive income (loss) are amortized using the straight-line method over the average remaining service period of active employees if it exceeds the corridor, which is defined as 10 percent of the projected benefit obligation.

Asset Retirement Obligations

Asset Retirement Obligations — The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the asset’s useful life.

Convertible Notes

Convertible Notes — The Company accounts for convertible notes according to their stated redemption value net of discount. The Company classifies the convertible notes as a liability or equity on the consolidated balance sheet according to the nature of the redemption feature. Discounts on convertible notes are amortized as interest expense over the redemption period.

Derivative Financial Instruments

Derivative Financial Instruments — The Company recognizes all derivative financial instruments, such as interest rate swap contracts, in the consolidated balance sheets as either assets or liabilities and they are measured at fair value regardless of the purpose or intent for using them.

The Company does not designate derivative financial instruments as hedging instruments nor apply hedge accounting. Accordingly, changes in fair value of the derivative financial instruments are recognized in earnings immediately.

Revenue Recognition

Revenue Recognition — The Company has agreements with customers pursuant to which it performs various services. A majority of the Company’s revenue relates to fees earned for the month-to-month performance of eDiscovery and forensic services. Such services include data collection, data processing, data hosting, data review, and document production services. The fees that the Company earns and bills for these services vary primarily based on the hours of service provided, the volume of documents reviewed or produced, the amount of data processed or stored. While the unit prices for providing the services are agreed in advance, the scope and volume of services to be performed can change depending on customers’ requests, which are made on an optional and “as needed” basis, and customers may choose not to request performance of additional services or may obtain similar services from other service providers.

The Company recognizes revenue for eDiscovery and forensic services based on the agreed-upon prices and volume of services performed during the period. For these contractual arrangements, the Company has identified each deliverable service element. Based on management’s evaluation of each element, it was determined that each element delivered has standalone value to the customers because the Company or other vendors sell such services separately from any other services/deliverables. Accordingly, each of the service elements in the multiple element case qualifies as a separate unit of accounting. The Company uses the best estimate of sales price based on the price it charges when it sells an element on a standalone basis, which is generally consistent with the stated prices in the arrangements, and allocates revenue to the various units of accounting in the arrangements based on the stated prices. The Company recognizes revenue for each separate unit of accounting when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured based on evidence of an arrangement.

The Company has revenue related to the reimbursement of certain direct costs by customers, primarily transportation. Reimbursed transportation and other reimbursable direct costs are recorded gross in the consolidated statements of income as “Operating revenue from reimbursed direct costs” and as “Reimbursed direct costs.”

Consumption tax	Consumption tax — Consumption tax collected and remitted to tax authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of income.
Advertising	Advertising — Advertising costs are expensed as incurred and are recorded in “Selling, general and administration expenses.”
Share-Based Compensation

Share-Based Compensation — The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant-date and recognizes the cost over the period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested.

Income Taxes

Income Taxes — Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when they are more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense in the consolidated statements of income. The Company had no unrecognized tax benefits during the years ended March 31, 2011, 2012 and 2013.

Net Income Attributable to UBIC, Inc. Shareholders Per Share

Net Income Attributable to UBIC, Inc. Shareholders Per Share — Basic net income attributable to UBIC, Inc. shareholders per share is computed using the weighted-average number of shares of common stock outstanding during each year. Diluted net income attributable to UBIC, Inc. shareholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Other Comprehensive Income

Other Comprehensive Income — Other comprehensive income consists of translation adjustments resulting from the translation of financial statements of the foreign subsidiary, unrealized holding gains or losses on available-for-sale securities and adjustments related to retirement and severance benefits.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements,” which adds disclosure requirements about transfers in and out of Levels 1 and 2 and separate disclosures about activity relating to Level 3 measurements and clarifies input and valuation techniques. This ASU was effective for the annual reporting period beginning after December 15, 2009 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2010. See Note 12 for additional information about fair value measurements.

In February 2010, the FASB issued ASU 2010-9 “Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements.” This ASU amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC’s requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The Company’s disclosure on subsequent events in Note 21 is made in accordance with this ASU.

In July 2010, the FASB issued ASU No. 2010-20, “Receivables: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires new disclosures and enhances existing disclosures about the credit quality of financing receivables and the allowance for credit losses. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods which ended on or after December 15, 2010 and the Company adopted this ASU in the third quarter of fiscal year beginning April 1, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted this ASU in the fourth quarter of fiscal year beginning April 1, 2010. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income: Presentation of Comprehensive Income,” which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This ASU requires an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The Company adopted this ASU in the fiscal year beginning April 1, 2010, other than the adoption of the presentation of reclassifications of items out of accumulated comprehensive income which has been deferred. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2011, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2010-29, “Business Combinations,” which clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures in business combination when comparative financial statements are presented and improves the usefulness of the pro forma revenue and earnings disclosure. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2012, the Company adopted ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). See Note 12 for additional information about fair value measurements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment,” which permits an entity the option to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired and thereby reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and improve consistency in impairment testing among long-lived asset categories. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted. The application of this ASU is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact of adopting this guidance.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives for depreciation and amortization by major asset classes
Leasehold improvements	5 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 years

INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
March 31, 2012	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥166,050	¥—	¥273,600

March 31, 2013
Available-for-sale securities:
Equity securities	¥107,550	¥159,300	¥—	¥266,850

ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2013
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts
	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥4,983	¥4,983	¥4,983
Reversal of provision for doubtful accounts	—	—	(4,983)
Balance at end of year	¥4,983	¥4,983	¥—

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2012	2013
Leasehold improvements	¥109,141	¥112,296
Furniture and fixtures	95,476	99,520
Computers	336,338	873,716
Assets under capital lease, principally office equipment	5,153	19,706
Total	546,108	1,105,238
Accumulated depreciation	(169,345)	(315,914)
Property and equipment—net	¥376,763	¥789,324

LEASES (Tables)	12 Months Ended
Mar. 31, 2013
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2014	¥49,529	¥3,470
2015	47,479	3,059
2016	30,204	3,059
2017	—	3,059
2018	—	934
Total minimum lease payments	¥127,212	13,581
Less amounts representing interest		556
Present value of minimum lease payments		13,025
Less current portion		3,241
Noncurrent portion		¥9,784

CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) (Capitalized computer software costs)	12 Months Ended
Mar. 31, 2013
Capitalized computer software costs
CAPITALIZED COMPUTER SOFTWARE COSTS
Summary of capitalized computer software costs

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥505,160	¥807,370
Costs capitalized during year	302,106	513,301
Disposal	—	(2,158)
Foreign currency translation	104	1,278
Balance at end of year	807,370	1,319,791
Accumulated amortization, end of year	(325,623)	(486,850)
Capitalized computer software costs—net	¥481,747	¥832,941

Schedule of estimated amortization of capitalized computer software costs for the next five years
Years ending March 31	Thousands of Yen
2014	¥198,893
2015	196,139
2016	173,329
2017	129,992
2018	43,481

SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2013
SHORT-TERM AND LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2012 Weighted average interest rate	2012 Balance	2013 Weighted average interest rate	2013 Balance
Unsecured convertible notes due 2015, zero coupon, net of unamortized discount of ¥3,300 thousand at March 31, 2012	1.0%	¥106,700		¥—
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.0%	247,143	2.1%	272,500
Unsecured, various rates and various maturities through 2016	1.6%	182,857	2.1%	350,000
Capital lease obligations	4.1%	1,840	2.0%	13,025
		538,540		635,525
Less: current portion		138,520		188,241
		¥400,020		¥447,284

Schedule of aggregate annual maturities of long-term debt
Years ending March 31	Thousands of Yen
2014	¥188,241
2015	177,894
2016	177,951
2017	90,510
2018	929
¥635,525

RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2013
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥8,027	¥11,856
Service cost	3,604	7,129
Interest cost	57	66
Actuarial (gain) loss	484	(1,665)
Benefits paid	(273)	(1,766)
Foreign currency exchange rate changes	(43)	283
Benefit obligation at end of year	¥11,856	¥15,903

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥—
Employer contribution	—	5,557
Fair value of plan assets at end of year	—	5,557

Funded status at end of year	¥(11,856)	¥(10,346)

Schedule of amounts recognized in the consolidated balance sheets
	Thousands of Yen
	2012	2013
Accrued retirement cost—current	¥1,441	¥4,082
Accrued retirement cost—noncurrent	10,415	6,264
Amount recognized	¥11,856	¥10,346

Schedule of components of net periodic retirement cost
	Thousands of Yen
	2011	2012	2013
Service cost	¥2,626	¥3,604	¥7,129
Interest cost	46	57	66
Net periodic retirement cost	¥2,672	¥3,661	¥7,195

Schedule of amounts recognized in other comprehensive income (loss), net of tax
	Thousands of Yen
	2011	2012	2013
Actuarial gain (loss)	¥418	¥(287)	¥1,071

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax
	Thousands of Yen
	2012	2013
Accumulated actuarial gain (loss)	¥(263)	¥808

Schedule of weighted-average assumptions used to determine the year-end benefit obligations
	2012	2013
Discount rate	0.70%	0.26%
Rate of compensation increase	2.77%	4.86%

Schedule of weighted-average assumptions used to determine the net periodic retirement cost
	2011	2012	2013
Discount rate	0.75%	0.75%	0.70%
Rate of compensation increase	1.50%	1.50%	2.77%

Schedule of expected future benefit payments, which reflect expected future service
Years ending March 31	Thousands of Yen
2014	¥4,082
2015	2,538
2016	2,282
2017	2,515
2018	1,873
2019 through 2013	3,186

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2013
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations
	Thousands of Yen
	2012	2013
Balance at beginning of year	¥10,101	¥17,603
Liabilities incurred during the year	7,309	—
Accretion expense	193	271
Balance at end of year	¥17,603	¥17,874

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
Schedule of fair value estimates and information about valuation methodologies regarding financial instruments

	Thousands of Yen
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥2,410,304	¥2,410,304	¥1,195,142	¥1,195,142
Short-term investment	—	—	100,820	100,820
Trade receivables:
Trade accounts receivable	984,562	984,562	1,154,773	1,154,773
Receivables from related party	2,833	2,833	3,991	3,991

Liabilities:
Trade payables:
Trade accounts payable	436,852	436,852	504,637	504,637
Payables to related party	5,284	5,284	861	861
Short-term debt	62,500	62,500	—	—
Long-term debt:
Bank borrowings	430,000	432,214	622,500	624,493
Convertible notes	106,700	2,558,465	—	—

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2012:
Assets:
Available-for-sale securities:
Equity securities	¥273,600	¥273,600	¥273,600	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	815	815	—	815	—

March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	266,850	266,850	266,850	—	—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
INCOME TAXES
Schedule of components of income from operations before income taxes and income taxes

	Thousands of Yen
	2011	2012	2013
Income from operations before income taxes:
Domestic	¥996,687	¥2,312,763	¥993,179
Foreign	(6,085)	61,316	57,216
Total	¥990,602	¥2,374,079	¥1,050,395
Income taxes-current
Domestic	¥339,470	¥996,521	¥267,982
Foreign	45	14,819	29,417
Total	¥339,515	¥1,011,340	¥297,399
Income taxes-deferred
Domestic	¥(137,411)	¥(6,609)	¥142,028
Foreign	723	(1,290)	10,457
Total	¥(136,688)	¥(7,899)	¥152,485

Schedule of tax effects of temporary differences and operating loss carryforwards giving rise to deferred tax balances

	Thousands of Yen
	2012		2013
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	10,856	8,893	11,441	52,209
Accrued municipal governments tax	59,057	—	12,088	—
Research and development cost for internal use software	3,053	—	1,224	—
Deferred revenue	13,537	—	5,911	—
Accrued bonus	25,657	—	29,473	—
Accrued vacation	5,196	—	14,215	—
Asset retirement obligations	6,274	—	7,344	—
Operating loss carryforwards	2,701	—	20,933	—
Accounts payable	—	—	27,472	—
Unrealized gain on available-for-sale securities	—	59,180	—	56,775
IPO costs	—	30,340	—	103,953
Unrealized foreign exchange gains	—	—	—	23,983
Others	13,509	6,576	20,699	11,425
Total	184,221	104,989	195,181	248,345
Valuation allowance	(801)	—	(22,856)	—
Total	¥183,420	¥104,989	¥172,325	¥248,345

Schedule of analysis of movement in the valuation allowance for deferred tax assets
	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥229,176	¥22,931	¥801
Additions	14,608	25	22,831
Deductions	(220,853)	(22,155)	(776)
Balance at end of year	¥22,931	¥801	¥22,856

Schedule of reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate

	Thousands of Yen
	2011	2012	2013
Amount computed using normal Japanese statutory tax rate	¥403,076	¥966,013	¥399,255
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(206,069)	(22,130)	22,055
Share-based compensation expense	—	17,459	15,498
Officers’ remuneration not deductible for tax purpose	2,736	25,460	300
Others-net	3,084	16,639	12,776
Income tax expense as reported	¥202,827	¥1,003,441	¥449,884

*Change in valuation allowance for the year ended March 31, 2011 includes a decrease of ¥87,952 thousand in the valuation allowance of UBIC as of March 31, 2010 for the deferred tax assets arising from UBIC’s operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in South Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the condensed consolidated statements of income

	Thousands of Yen
	2011	2012	2013
Cost of revenue	¥—	¥9,654	¥11,233
Selling, general and administrative expenses	1,134	34,614	43,686
Pre-tax share-based compensation expense	1,134	44,268	54,919
Income tax benefit	(461)	(485)	(3,138)
Total share-based compensation expense, net of tax	¥673	¥43,783	¥51,781

Schedule of weighted-average assumptions used in estimating the fair value of options granted
	2011	2012	2013
Expected life of stock option (years)	4.5	4.5	4.3
Expected volatility	83.5%	120.8%	112.0%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend yield	0%	1.9%	4.7%

Schedule of weighted-average grant-date fair value per option
	Thousands of Yen
	2011	2012	2013
Weighted-average grant-date fair value per option to purchase one share	¥204	¥1,609	¥3,788

Summary of stock option activity

	Shares	Weighted- average exercise price
Outstanding—March 31, 2012	100,000	¥1,840
Granted	16,000	8,096
Exercised	—	—
Forfeited	8,500	2,549
Expired	—	—

Outstanding—March 31, 2013	107,500	¥2,715
Options vested — March 31, 2013	—	—
Options exercisable—March 31, 2013	—	—

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value
	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2012	100,000	¥1,328
Granted	16,000	3,778
Vested	—	—
Forfeited	8,500	1,737
Expired	—	—
Outstanding—March 31, 2013	107,500	¥1,660

OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2013
OTHER COMPREHENSIVE INCOME
Schedule of changes in each component of other comprehensive income

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Accumulated other comprehensive income
Balance at April 1, 2010	¥(3,980)	¥—	¥(394)	¥(4,374)
Period change	(894)	68,592	418	68,116
Balance at April 1, 2011	(4,874)	68,592	24	63,742
Period change	6,166	29,892	(287)	35,771
Balance at March 31, 2012	1,292	98,484	(263)	99,513
Period change	25,502	(4,344)	1,071	22,229
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742

Schedule of tax effects allocated to each component of other comprehensive income
	Thousands of Yen
	2011
	Before Tax Amount	Tax Expense	Net of Tax Amount
Foreign currency translation adjustments	¥(894)	¥—	¥(894)
Unrealized holding gain on securities:
Amount arising during the period	115,650	(47,058)	68,592
Net unrealized holding gain during the period	115,650	(47,058)	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	434	(16)	418
Net adjustments related to retirement and severance benefits	434	(16)	418

Other comprehensive income	¥115,190	¥(47,074)	¥68,116

	2012
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥6,511	¥(345)	¥6,166
Unrealized holding gain on securities:
Amount arising during the period	50,400	(20,508)	29,892
Net unrealized holding gain during the period	50,400	(20,508)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(484)	197	(287)
Net adjustments related to retirement and severance benefits	(484)	197	(287)

Other comprehensive income	¥56,427	¥(20,656)	¥35,771

	2013
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥28,204	¥(2,702)	¥25,502
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	2,406	(4,344)
Net unrealized holding gain during the period	(6,750)	2,406	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(594)	1,071
Net adjustments related to retirement and severance benefits	1,665	(594)	1,071

Other comprehensive income	¥23,119	¥(890)	¥22,229

NET INCOME PER SHARE (Tables)	12 Months Ended
Mar. 31, 2013
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	2011
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥788,708	2,359,465	¥334
Effect of dilutive securities:
Stock options		57,965
Convertible notes		753,328
Plus: interest on convertible notes	1,305
Diluted net income attributable to UBIC, Inc. shareholders	¥790,013	3,170,758	¥249

	2012
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥1,367,687	2,656,165	¥515
Effect of dilutive securities:
Stock options		48,543
Convertible notes		536,881
Plus: interest on convertible notes	652
Diluted net income attributable to UBIC, Inc. shareholders	¥1,368,339	3,241,589	¥422

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	3,158,422	¥189
Effect of dilutive securities:
Stock options		59,699
Convertible notes		34,657
Plus: interest on convertible notes	—
Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	3,252,778	¥183

SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING
Schedule of segment information

Revenues:

	Thousands of Yen
	2011	2012	2013
Japan
Outside customers	¥1,937,434	¥4,245,265	¥3,214,826
Intersegment	450,210	543,999	655,876
Total	2,387,644	4,789,264	3,870,702

U.S.
Outside customers	804,494	882,389	1,271,635
Intersegment	49,668	30,005	76,293
Total	854,162	912,394	1,347,928

Other
Outside customers	—	381	193,169
Intersegment	—	40,631	8,881
Total	––	41,012	202,050

Eliminations	(499,878)	(614,635)	(741,050)

Total revenue after eliminations	2,741,928	5,128,035	4,679,630

Adjustments*(1)	(55,835)	8,193	32,470

Total consolidated revenue	¥2,686,093	¥5,136,228	¥4,712,100

*(1) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2011	2012	2013
Segment profit (loss)
Japan	¥1,019,194	¥2,312,670	¥888,760
U.S.	77,946	70,218	98,747
Other	—	(16,304)	(83,774)

Total segment profit after eliminations	1,097,140	2,366,584	903,733

Adjustments*(2)	(57,040)	3,354	1,701

Total consolidated operating income	1,040,100	2,369,938	905,434

Unallocated amounts:
Interest income	3,410	2,052	1,326
Interest expense	(14,262)	(13,360)	(23,474)
Foreign currency exchange gains (losses)	(39,942)	10,294	165,664
Dividend income	—	4,500	4,500
Other-net	1,296	655	(3,055)

Total consolidated income before income taxes	¥990,602	¥2,374,079	¥1,050,395

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2012	2013
Segment assets
Japan	¥4,830,227	¥4,575,917
U.S.	895,284	1,360,136
Others	134,294	335,270

Eliminations	(976,279)	(1,515,354)

Total segment assets after eliminations	4,883,526	4,755,969

Adjustments*(3)	96,150	321,308

Total consolidated assets	¥4,979,676	¥5,077,277

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2011	2012	2013
Capital expenditures
Japan	¥249,406	¥589,247	¥701,997
U.S.	917	34,900	166,461
Others	—	22,605	145,508

Adjustments	(1,986)	(25,230)	651

Total consolidated capital expenditures	¥248,337	¥621,522	¥1,014,617

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2011	2012	2013
Depreciation and amortization
Japan	¥51,986	¥130,139	¥238,160
U.S.	955	3,332	29,272
Others	—	2,336	23,640

Total depreciation and amortization	52,941	135,807	291,072

Adjustments	5,272	(6,443)	14,919

Total consolidated depreciation and amortization	¥58,213	¥129,364	¥305,991

Schedule of revenue by service categories

		Thousands of Yen
	2011	2012	2013
eDiscovery
Review	¥1,421,716	¥2,278,229	¥971,701
Other	1,108,062	2,632,355	3,427,735
Total	2,529,778	4,910,584	4,399,436
Investigation	44,061	144,072	188,685
Sales of forensic tools	49,208	38,082	26,584
Forensic training	38,252	30,882	40,700
Other	24,794	12,608	56,695
Total revenue	¥2,686,093	¥5,136,228	¥4,712,100

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
RELATED PARTY TRANSACTIONS
Summary of balances and transactions of the Company with Focus Systems

	As of March 31 (thousands of yen)
	2012	2013
Account Balances:
Trade receivables	¥2,833	¥3,991
Advance received	15,720	15,437
Trade payables	5,284	861
Accrued expense	323	80

	For the fiscal years ended March 31 (thousands of yen)
	2011	2012	2013
Transactions:
Revenue	¥40,764	¥27,862	¥20,936
Cost of revenue (maintenance costs)	—	323	—
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)	19,537	—	—
Dividends received		4,500	4,500
Capitalized computer software	—	5,544	—

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capitalized Computer Software Costs
Estimated useful life	5 years
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Leasehold improvements | Minimum
Property and Equipment
Useful lives	5 years
Leasehold improvements | Maximum
Property and Equipment
Useful lives	15 years
Furniture and fixtures | Minimum
Property and Equipment
Useful lives	4 years
Furniture and fixtures | Maximum
Property and Equipment
Useful lives	20 years
Computers
Property and Equipment
Useful lives	5 years
Assets under capital leases, primarily office equipment
Property and Equipment
Useful lives	5 years

INVESTMENTS IN SECURITIES (Details) (Equity securities, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equity securities
INVESTMENTS IN SECURITIES
Cost	¥ 107,550	¥ 107,550
Gross unrealized gain	159,300	166,050
Fair value	¥ 266,850	¥ 273,600

ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2010
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year	¥ 4,983	¥ 4,983	¥ 4,983
Reversal of provision for doubtful accounts	(4,983)
Balance at end of year		¥ 4,983	¥ 4,983

PROPERTY AND EQUIPMENT (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
PROPERTY AND EQUIPMENT
Total	¥ 1,105,238	¥ 546,108
Accumulated depreciation	(315,914)	(169,345)
Property and equipment-net	789,324	376,763
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	112,296	109,141
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	99,520	95,476
Computers
PROPERTY AND EQUIPMENT
Total	873,716	336,338
Assets under capital lease, principally office equipment
PROPERTY AND EQUIPMENT
Total	¥ 19,706	¥ 5,153

LEASES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capital Leases
Amount of leased assets at cost under capital leases	¥ 19,706	¥ 5,153
Accumulated depreciation	6,796	3,402
Operating Leases
Lease period	2 years
Operating lease expense	183,117	174,503	127,709
Operating Leases
2014	49,529
2015	47,479
2016	30,204
Total minimum lease payments	127,212
Capital Leases
2014	3,470
2015	3,059
2016	3,059
2017	3,059
2018	934
Total minimum lease payments	13,581
Less amounts representing interest	556
Present value of minimum lease payments	13,025
Less current portion	3,241
Noncurrent portion	¥ 9,784

CAPITALIZED COMPUTER SOFTWARE COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capitalized computer software costs
Capitalized computer software costs-net	¥ 832,941	¥ 481,747
Research and development costs
Research and development costs incurred	24,086	12,288
Capitalized computer software costs
Capitalized computer software costs
Balance at beginning of year	807,370	505,160
Costs capitalized during year	513,301	302,106
Disposal	(2,158)
Foreign currency translation	1,278	104
Balance at end of year	1,319,791	807,370	505,160
Accumulated amortization, end of year	(486,850)	(325,623)
Capitalized computer software costs-net	832,941	481,747
Additional disclosures
Capitalized software costs for projects in progress	91,107	7,997
Amortization expenses	162,737	72,751	30,364
Estimated amortization of capitalized computer software costs
2014	198,893
2015	196,139
2016	173,329
2017	129,992
2018	¥ 43,481

SHORT-TERM AND LONG-TERM DEBT (Details) (JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended								0 Months Ended			1 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	May 31, 2012 Credit Line	Sep. 27, 2011 Credit Line	Mar. 31, 2012 Credit Line	Mar. 31, 2013 Credit Line Y	Mar. 31, 2011 Credit Line	Mar. 31, 2013 Overdraft arrangement	Mar. 31, 2012 Overdraft arrangement	Mar. 31, 2013 Revolving credit facility Y	Dec. 28, 2012 Revolving credit facility	Mar. 31, 2012 Revolving credit facility	May 15, 2012 Unsecured convertible notes	Feb. 28, 2012 Unsecured convertible notes	Mar. 14, 2011 Unsecured convertible notes	Apr. 30, 2010 Unsecured convertible notes	Mar. 31, 2012 Unsecured convertible notes	Apr. 13, 2010 Unsecured convertible notes	Mar. 31, 2013 Secured bank borrowings	Mar. 31, 2012 Secured bank borrowings	Mar. 31, 2013 Unsecured bank borrowings	Mar. 31, 2012 Unsecured bank borrowings	Mar. 31, 2013 Capital lease obligations	Mar. 31, 2012 Capital lease obligations
SHORT-TERM AND LONG-TERM DEBT
Short-term debt			¥ 62,500
Weighted-average interest rate of short-term debt (as a percent)			0.70%
SHORT-TERM AND LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)																		1.00%		2.10%	2.00%	2.10%	1.60%	2.00%	4.10%
Long-term debt		635,525	538,540															106,700		272,500	247,143	350,000	182,857	13,025	1,840
Less: current portion		188,241	138,520
Long-term debt, non current portion		447,284	400,020
Coupon (as a percent)																		0.00%
Unamortized discount																		3,300
Carrying value of available-for-sale securities pledged																				266,850	273,600
Unutilized balance							0		50,000	50,000
Maximum borrowing capacity under syndicated loan arrangement					700,000							1,000,000
Syndicated loan maturity period					5 years
Amount borrowed				350,000		350,000
Amount borrowed											0
Aggregate face amount																	300,000
Convertible notes issued	285,000																285,000
Conversion price (in Japanese yen per share)																			¥ 391
Converted equity shares														281,114	281,150	204,472
Gain or loss recognized on conversion of debt instrument														0	0	0
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets							75.00%				75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis								1,168,013					2,607,338
Minimum net assets to be maintained for restrictive covenants on a consolidated basis								1,173,145					2,655,320
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants							2				2
Aggregate annual maturities of long-term debt
2014		188,241
2015		177,894
2016		177,951
2017		90,510
2018		929
Long-term debt		¥ 635,525	¥ 538,540															¥ 106,700		¥ 272,500	¥ 247,143	¥ 350,000	¥ 182,857	¥ 13,025	¥ 1,840

RETIREMENT AND SEVERANCE BENEFITS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 15,903	¥ 11,856	¥ 8,027
Service cost		7,129	3,604	2,626
Interest cost		66	57	46
Actuarial (gain) loss		(1,665)	484
Benefits paid		(1,766)	(273)
Foreign currency exchange rate changes		283	(43)
Benefit obligation at end of year		15,903	11,856	8,027
Change in plan assets:
Fair value of plan assets at beginning of year	5,557
Employer contribution		5,557
Fair value of plan assets at end of year		5,557
Funded status at end of year		(10,346)	(11,856)
Accumulated benefit obligations		15,207	10,653
Amounts recognized in the consolidated balance sheets
Accrued retirement cost - current		4,082	1,441
Accrued retirement costs-noncurrent		6,264	10,415
Amount recognized		10,346	11,856
Components of net periodic retirement cost
Service cost		7,129	3,604	2,626
Interest cost		66	57	46
Net periodic retirement cost		7,195	3,661	2,672
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial gain (loss)		1,071	(287)	418
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial gain (loss)		808	(263)
Weighted-average assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)		0.26%	0.70%
Rate of compensation increase (as a percent)		4.86%	2.77%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)		0.70%	0.75%	0.75%
Rate of compensation increase (as a percent)		2.77%	1.50%	1.50%
Expected future benefit payments, which reflect expected future service
2014		4,082
2015		2,538
2016		2,282
2017		2,515
2018		1,873
2019 through 2013		3,186
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 7,200

ASSET RETIREMENT OBLIGATIONS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Movements in asset retirement obligations
Balance at beginning of year	¥ 17,603	¥ 10,101
Liabilities incurred during the year		7,309
Accretion expense	271	193
Balance at end of year	¥ 17,874	¥ 17,603

FINANCIAL INSTRUMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Short-term investment	¥ 100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Carrying Amount
Assets:
Cash and cash equivalents	1,195,142	2,410,304
Short-term investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Long-term debt:
Bank borrowings	622,500	430,000
Convertible notes		106,700
Fair Value
Assets:
Cash and cash equivalents	1,195,142	2,410,304
Short-term investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Long-term debt:
Bank borrowings	624,493	432,214
Convertible notes		¥ 2,558,465

FINANCIAL INSTRUMENTS (Details 2) (Trade accounts receivable, Credit concentration, Three largest customers)	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item
Trade accounts receivable | Credit concentration | Three largest customers
Significant Customers and Concentration of Credit Risk
Number of largest customers	3	3
Concentration risk (as a percent)	70.80%	78.60%

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (Interest rate swaps, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Variable interest rate payments	¥ 10,000	¥ 110,000
Not designated as hedging instruments | Other-net
DERIVATIVE FINANCIAL INSTRUMENTS
Gain on change in fair value	792	2,139	3,100
Not designated as hedging instruments | Interest expense
DERIVATIVE FINANCIAL INSTRUMENTS
Interest paid	927	2,652	4,322
Not designated as hedging instruments | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value	¥ 23	¥ 815

FAIR VALUE MEASUREMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity securities
Assets:
Available-for-sale securities	¥ 266,850	¥ 273,600
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	266,850	273,600
Recurring | Level 2 | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Carrying Value | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Carrying Value | Equity securities
Assets:
Available-for-sale securities	266,850	273,600
Recurring | Total Fair Value | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Total Fair Value | Equity securities
Assets:
Available-for-sale securities	¥ 266,850	¥ 273,600

INCOME TAXES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income from operations before income taxes:
Domestic	¥ 993,179	¥ 2,312,763	¥ 996,687
Foreign	57,216	61,316	(6,085)
Income before income taxes	1,050,395	2,374,079	990,602
Income taxes-current
Domestic	267,982	996,521	339,470
Foreign	29,417	14,819	45
Total	297,399	1,011,340	339,515
Income taxes-deferred
Domestic	142,028	(6,609)	(137,411)
Foreign	10,457	(1,290)	723
Total	152,484	(7,899)	(136,688)
Income tax expenses attributable to operations	449,884	1,003,441	202,827
Income tax expenses attributable to other comprehensive income	890	20,656	47,074
Deferred Tax Asset
Impairment loss on investments in securities	44,381	44,381
Depreciation and amortization	11,441	10,856
Accrued municipal governments tax	12,088	59,057
Research and development cost for internal use software	1,224	3,053
Deferred revenue	5,911	13,537
Accrued bonus	29,473	25,657
Accrued vacation	14,215	5,196
Asset retirement obligations	7,344	6,274
Operating loss carryforwards	20,933	2,701
Accounts payable	27,472
Others	20,699	13,509
Total	195,181	184,221
Valuation allowance	(22,856)	(801)	(22,931)	(229,176)
Total	172,325	183,420
Deferred Tax Liability
Depreciation and amortization	52,209	8,893
Unrealized gain on available-for-sale securities	56,775	59,180
IPO Costs	103,953	30,340
Unrealized foreign exchange gains	23,983
Others	11,425	6,576
Total	¥ 248,345	¥ 104,989

INCOME TAXES (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 801	¥ 22,931	¥ 229,176
Additions	22,831	25	14,608
Deductions	(776)	(22,155)	(220,853)
Balance at end of year	22,856	801	22,931
Japan
Operating loss carryforwards
Operating loss carryforwards utilized to offset current taxable income			216,152
Operating loss carryforwards	13,352
US
Operating loss carryforwards
Operating loss carryforwards utilized to offset current taxable income	34,603	18,705
Tax refund related to operating losses			26,066
Operating loss carryforwards	1,322
South Korean and Taiwan
Operating loss carryforwards
Operating loss carryforwards	¥ 85,936

INCOME TAXES (Details 3) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
INCOME TAXES
Statutory tax rate (as a percent)	38.01%	40.69%	40.69%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ 399,255	¥ 966,013	¥ 403,076
Increase (decrease) in taxes resulting from:
Change in valuation allowance	22,055	(22,130)	(206,069)
Share-based compensation expense	15,498	17,459
Officers' remuneration not deductible for tax purpose	300	25,460	2,736
Others-net	12,776	16,639	3,084
Income tax expense as reported	449,884	1,003,441	202,827
US | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards		(6,277)
South Korean and Taiwan | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards	20,091
Japan | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards			¥ (87,952)

INCOME TAXES (Details 4)	12 Months Ended			0 Months Ended		12 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 02, 2011 Japan	Nov. 30, 2011 Japan	Mar. 31, 2016 Japan Future	Mar. 31, 2015 Japan Future
INCOME TAXES
Increase (decrease) in corporate income tax rate (as a percent)				4.50%
Corporate income tax rate (as a percent)				25.50%	30.00%
Surtax added to combined statutory tax rate (as a percent)							10.00%
Combined statutory tax rate (as a percent)	38.01%	40.69%	40.69%			35.64%	38.01%

SHARE-BASED COMPENSATION (Details) (Stock options, JPY ¥)	12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended									0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 27, 2008 2nd series Stock Option Grant	Jan. 30, 2006 2nd series Stock Option Grant	Jan. 30, 2006 2nd series Stock Option Grant Employee/directors item	Jan. 30, 2006 2nd series Stock Option Grant Employees item	Mar. 16, 2008 3rd series Stock Option Grant	Mar. 31, 2006 3rd series Stock Option Grant	Mar. 31, 2006 3rd series Stock Option Grant Employee/directors item	Mar. 31, 2006 3rd series Stock Option Grant Employees item	Jun. 30, 2010 4th series Stock Option Grant	Jun. 30, 2010 4th series Stock Option Grant Employee/directors item	Jun. 30, 2010 4th series Stock Option Grant Employees item	Apr. 30, 2011 5th series Stock Option Grant	Apr. 30, 2011 5th series Stock Option Grant Employee/directors item	Apr. 30, 2011 5th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant	Jun. 21, 2012 6th series Stock Option Grant Employee/directors item	Jun. 21, 2012 6th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant Statutory auditors item	Jun. 21, 2012 6th series Stock Option Grant External advisors item
SHARE-BASED COMPENSATION
Exercised (in shares)	0	0	108,000
Stock options granted to purchase equity shares	16,000			112,000				16,000			68,000			80,000			16,000
Exercise price (in yen per share)	¥ 8,096																¥ 8,096
Number of grantees to whom award is granted					3	2			1	5		1	1		1	5		2	12	2	6
Options to purchase shares vested			112,000				14,400
Options exercisable period			3 years				3 years				3 years			3 years			3 years
Vesting period											3 years			3 years			3 years

SHARE-BASED COMPENSATION (Details 2) (Stock options, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 54,919	¥ 44,268	¥ 1,134
Income tax benefit	(3,138)	(485)	(461)
Total share-based compensation expense, net of tax	51,781	43,783	673
Non-employees
Share-based compensation expense
Pre-tax share-based compensation expense	4,922
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	11,233	9,654
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 43,686	¥ 34,614	¥ 1,134

SHARE-BASED COMPENSATION (Details 3) (Stock options, JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
SHARE-BASED COMPENSATION
Estimated number of forfeitures prior to vesting at the grant date (in shares)	0
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option	4 years 3 months 18 days	4 years 6 months	4 years 6 months
Expected volatility (as a percent)	112.00%	120.80%	83.50%
Risk-free interest rate (as a percent)	0.20%	0.50%	0.50%
Expected dividend yield (as a percent)	4.70%	1.90%	0.00%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share)	¥ 3,788	¥ 1,609	¥ 204
Shares
Outstanding at the beginning of the period (in shares)	100,000
Granted (in shares)	16,000
Forfeited (in shares)	8,500
Outstanding at the end of the period (in shares)	107,500	100,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share)	¥ 1,840
Granted (in Japanese yen/dollars per share)	¥ 8,096
Forfeited (in Japanese yen/dollars per share)	¥ 2,549
Outstanding at the end of the period (in Japanese yen/dollars per share)	¥ 2,715	¥ 1,840
Intrinsic value of stock options exercised			¥ 25,668
Cash received from exercise of stock options			12,800
Stock options excercised	0	0
Nonvested stock options
Nonvested at the beginning of the period (in shares)	100,000
Granted (in shares)	16,000
Forfeited (in shares)	8,500
Nonvested at the end of the period (in shares)	107,500	100,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share)	¥ 1,328
Granted (in Japanese yen per share)	¥ 3,788	¥ 1,609	¥ 204
Forfeited (in Japanese yen per share)	¥ 1,737
Nonvested at the end of the period (in Japanese yen per share)	¥ 1,660	¥ 1,328
Non-employees
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option	6 years
Expected volatility (as a percent)	107.30%
Risk-free interest rate (as a percent)	0.20%
Expected dividend yield (as a percent)	4.70%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share)	¥ 2,768
Shares
Granted (in shares)		0	0
Nonvested stock options
Granted (in shares)		0	0
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share)	¥ 2,768
4th, 5th and 6th series Stock Option Grants
SHARE-BASED COMPENSATION
Unrecognized compensation expense	¥ 91,411
Weighted-average period to recognize compensation expense	1 year 7 months 6 days

EQUITY (Details) (JPY ¥)	0 Months Ended		12 Months Ended
	Mar. 15, 2012	Sep. 12, 2011	Mar. 31, 2013
EQUITY
Dividend payment term on meeting certain criteria			1 year
Dividend payment, normal term			2 years
Minimum amount of net assets to be maintained after dividend distribution			¥ 3,000,000
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital			10.00%
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital, until appropriated aggregate amount equals a percentage of common stock			25.00%
Retained earnings determined under accounting principles generally accepted in Japan			¥ 1,863,844,000
Stock split ratio	2	2

OTHER COMPREHENSIVE INCOME (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ 99,513	¥ 63,742	¥ (4,374)
Period change	22,229	35,771	68,116
Balance at the end of the period	121,742	99,513	63,742
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	1,292	(4,874)	(3,980)
Period change	25,502	6,166	(894)
Balance at the end of the period	26,794	1,292	(4,874)
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	98,484	68,592
Period change	(4,344)	29,892	68,592
Balance at the end of the period	94,140	98,484	68,592
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(263)	24	(394)
Period change	1,071	(287)	418
Balance at the end of the period	¥ 808	¥ (263)	¥ 24

OTHER COMPREHENSIVE INCOME (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Before Tax Amount
Foreign currency translation adjustments	¥ 28,204	¥ 6,511	¥ (894)
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	50,400	115,650
Net unrealized holding gain during the period	(6,750)	50,400	115,650
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(484)	434
Net adjustments related to retirement and severance benefits	1,665	(484)	434
Other comprehensive income	23,119	56,427	115,190
Tax Benefit (Expense)
Foreign currency translation adjustments	(2,702)	(345)
Unrealized holding gain on securities:
Amount arising during the period	2,406	(20,508)	(47,058)
Net unrealized holding gain during the period	2,406	(20,508)	(47,058)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(594)	197	(16)
Net adjustments related to retirement and severance benefits	(594)	197	(16)
Other comprehensive income	(890)	(20,656)	(47,074)
Net of Tax Amount
Foreign currency translation adjustments	25,502	6,166	(894)
Unrealized holding gain on securities:
Amount arising during the period	(4,344)	29,892	68,592
Net unrealized holding gain during the period	(4,344)	29,892	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,071	(287)	418
Net adjustments related to retirement and severance benefits	1,071	(287)	418
Total other comprehensive income	¥ 22,229	¥ 35,771	¥ 68,116

NET INCOME PER SHARE (Details) (JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Income (Numerator)
Basic net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 596,021	¥ 1,367,687	¥ 788,708
Effect of dilutive securities:
Plus: interest on convertible notes (in Japanese yen/dollars)		652	1,305
Diluted net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ 596,021	¥ 1,368,339	¥ 790,013
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income attributable to UBIC, Inc. shareholders (in shares)	3,158,422	2,656,165	2,359,465
Effect of dilutive securities:
Stock options (in shares)	59,699	48,543	57,965
Convertible notes (in shares)	34,657	536,881	753,328
Diluted net income attributable to UBIC, Inc. shareholders (in shares)	3,252,778	3,241,589	3,170,758
Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 189	¥ 515	¥ 334
Diluted net income attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ 183	¥ 422	¥ 249

SEGMENT REPORTING (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011
SEGMENT REPORTING
Number of operating segments	3
Revenues
Revenue	¥ 4,712,100	¥ 5,136,228	¥ 2,686,093
Segment Performance Measure:
Operating income	905,434	2,369,938	1,040,100
Interest income	1,326	2,052	3,410
Interest expense	(23,474)	(13,360)	(14,262)
Foreign currency exchange gains (losses)	165,664	10,294	(39,942)
Dividend income	4,500	4,500
Other-net	(3,055)	655	1,296
Income before income taxes	1,050,395	2,374,079	990,602
Segment Assets:
Assets	5,077,277	4,979,676
Capital expenditures on long-lived assets:
Capital expenditures	1,014,617	621,522	248,337
Other Significant Items:
Total consolidated depreciation and amortization	305,991	129,364	58,213
Japan
Revenues
Revenue	3,214,826	4,245,265	1,937,434
U.S.
Revenues
Revenue	1,271,635	882,389	804,494
Other
Revenues
Revenue	193,169	381
Operating segments
Revenues
Revenue	4,679,630	5,128,035	2,741,928
Segment Performance Measure:
Operating income	903,733	2,366,584	1,097,140
Segment Assets:
Assets	4,755,969	4,883,526
Other Significant Items:
Total consolidated depreciation and amortization	291,072	135,807	52,941
Operating segments | Japan
Revenues
Revenue	3,870,702	4,789,264	2,387,644
Segment Performance Measure:
Operating income	888,760	2,312,670	1,019,194
Segment Assets:
Assets	4,575,917	4,830,227
Capital expenditures on long-lived assets:
Capital expenditures	701,997	589,247	249,406
Other Significant Items:
Total consolidated depreciation and amortization	238,160	130,139	51,986
Operating segments | U.S.
Revenues
Revenue	1,347,928	912,394	854,162
Segment Performance Measure:
Operating income	98,747	70,218	77,946
Segment Assets:
Assets	1,360,136	895,284
Capital expenditures on long-lived assets:
Capital expenditures	166,461	34,900	917
Other Significant Items:
Total consolidated depreciation and amortization	29,272	3,332	955
Operating segments | Other
Revenues
Revenue	202,050	41,012
Segment Performance Measure:
Operating income	(83,774)	(16,304)
Segment Assets:
Assets	335,270	134,294
Capital expenditures on long-lived assets:
Capital expenditures	145,508	22,605
Other Significant Items:
Total consolidated depreciation and amortization	23,640	2,336
Intersegment
Revenues
Revenue	(741,050)	(614,635)	(499,878)
Segment Assets:
Assets	(1,515,354)	(976,279)
Intersegment | Japan
Revenues
Revenue	655,876	543,999	450,210
Intersegment | U.S.
Revenues
Revenue	76,293	30,005	49,668
Intersegment | Other
Revenues
Revenue	8,881	40,631
Adjustments
Revenues
Revenue	32,470	8,193	(55,835)
Segment Performance Measure:
Operating income	1,701	3,354	(57,040)
Adjustments
Segment Assets:
Assets	321,308	96,150
Capital expenditures on long-lived assets:
Capital expenditures	651	(25,230)	(1,986)
Other Significant Items:
Total consolidated depreciation and amortization	¥ 14,919	¥ (6,443)	¥ 5,272

SEGMENT REPORTING (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Entity-Wide Information:
Revenue	¥ 4,712,100	¥ 5,136,228	¥ 2,686,093
eDiscovery
Entity-Wide Information:
Revenue	4,399,436	4,910,584	2,529,778
Review
Entity-Wide Information:
Revenue	971,701	2,278,229	1,421,716
Other
Entity-Wide Information:
Revenue	3,427,735	2,632,355	1,108,062
Investigation
Entity-Wide Information:
Revenue	188,685	144,072	44,061
Sales of forensic tools
Entity-Wide Information:
Revenue	26,584	38,082	49,208
Forensic training
Entity-Wide Information:
Revenue	40,700	30,882	38,252
Other
Entity-Wide Information:
Revenue	56,695	12,608	24,794
Japan
Entity-Wide Information:
Revenue	3,214,826	4,245,265	1,937,434
Long-lived assets	447,506	330,964
U.S.
Entity-Wide Information:
Revenue	1,271,635	882,389	804,494
Long-lived assets	181,999	27,692
Other
Entity-Wide Information:
Revenue	193,169	381
Long-lived assets	159,819	17,837
Panasonic Corporation | Japan
Entity-Wide Information:
Revenue		628,112	594,130
Panasonic Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		12.20%	22.10%
Aisin Seiki Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue			379,832
Aisin Seiki Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			14.10%
Yazaki Corporation | Japan
Entity-Wide Information:
Revenue		950,893	372,064
Yazaki Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		18.50%	13.90%
Sanyo Electric Co., Ltd | Japan
Entity-Wide Information:
Revenue		595,998
Sanyo Electric Co., Ltd | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		11.60%
Samsung Electronics Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue	1,192,577	588,792
Samsung Electronics Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	25.30%	11.50%
TMI Associates | Japan
Entity-Wide Information:
Revenue	¥ 614,160		¥ 311,325
TMI Associates | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	13.00%		11.60%

RELATED PARTY TRANSACTIONS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended									1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Focus Systems	Mar. 31, 2012 Focus Systems	Mar. 31, 2011 Focus Systems	Mar. 31, 2013 Focus Systems Chairman	Mar. 31, 2012 Focus Systems Chairman	Mar. 31, 2011 Focus Systems Chairman	Jan. 31, 2011 UBIC board member	Mar. 31, 2011 UBIC board member
RELATED PARTY TRANSACTIONS
Ownership percentage				9.30%	11.50%						10.30%
Account Balances:
Trade receivables	¥ 3,991	¥ 2,833		¥ 3,991	¥ 2,833
Advance received				15,437	15,720
Trade payables	861	5,284		861	5,284
Accrued expenses	174,141	116,442		80	323
Transactions:
Revenue	20,936	27,862	40,764	20,936	27,862	40,764
Cost of revenue (maintenance costs)	1,845,236	1,600,425	966,352		323
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)						19,537
Dividends received				4,500	4,500
Capitalized computer software					5,544
Amount paid for rendering certain advisory services							6,000	6,000	6,000
Amount paid by related party as exercise price										¥ 11,500

ADVERTISING COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
ADVERTISING COSTS
Advertising costs	¥ 83,153	¥ 30,670	¥ 16,230

SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Mar. 31, 2013 Stock options JPY (¥)	Jun. 25, 2013 Subsequent event JPY (¥)	Jun. 07, 2013 Subsequent event JPY (¥)	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant JPY (¥)	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant Employee/directors item	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant Employees item	May 16, 2013 Subsequent event ADSs Warrant USD ($) item	May 21, 2013 Subsequent event U.S. initial public offering ADSs USD ($)	May 21, 2013 Subsequent event U.S. initial public offering Common Stock	Jun. 07, 2013 Subsequent event Underwriter over-allotment option ADSs	Jun. 07, 2013 Subsequent event Underwriter over-allotment option Common Stock
SUBSEQUENT EVENTS
Issuance of shares								1,100,000	220,000	140,000	28,000
Initial offering price (in dollars per share)								$ 8.38
Total gross proceeds from initial public offering and the exercise of the over-allotment option			¥ 984,730
Proceeds net of costs from the initial public offering and the exercise of the over-allotment option			618,700
Tax effects associated with costs from initial public offering			148,109
Number of ADS that can be purchased on issuance of warrants							44,000
Exercise price (in dollars per share)							$ 10.056
Number of underwriters of U.S. initial public offering that were issued warrants							2
Stock options granted to purchase equity shares	16,000			30,000
Exercise price (in yen per share)	¥ 8,096			¥ 4,684
Number of grantees to whom award is granted					5	42
Vesting period				3 years
Options exercisable period				3 years
Cash dividend of common stock declared (in yen per share)		¥ 50
Aggregate amount of common stock dividend		¥ 159,654